UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2011

Check here if Amendment [  ]; Amendment Number:
        This Amendment (Check only one.):   [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Camber Capital Management LLC
Address:              101 Huntington Avenue
                      25th Floor
                      Boston, MA 02199

Form 13F File Number: 028-13745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 Stephen DuBois
Title:                Managing Member
Phone:                617-717-6600

Signature, Place, and Date of Signing:

/s/ Stephen DuBois                 Boston, MA              February 14, 2012
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               None

Form 13F Information Table Entry Total:            47

Form 13F Information Table Value Total:       769,374
                                             (x$1000)

List of Other Included Managers:                 None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                                     FORM 13F INFORMATION TABLE
                                      NAME OF REPORTING MANAGER:
                                    CAMBER CAPITAL MANAGEMENT LLC
                                           As of 12/31/11

  Column 1                      Column 2       Column 3    Column 4         Column 5       Column 6   Column 7       Column 8

                                                                      Shares or
  Name of                       Title of       CUSIP       Value     Principal  SH/ PUT/  Investment   Other         Voting
  Issuer                        Class          Number     (x$1000)   Amount     PRN CALL  Discretion  Managers      Authority

                                                                                                               Sole      Shared None

ABBOTT LABS                     COM            002824100    14,058     250,000      CALL  Sole        n/a         250,000
ACORDA THERAPEUTICS INC         COM            00484M106    28,608   1,200,000  SH        Sole        n/a       1,200,000
ALLOS THERAPEUTICS INC          COM            019777101     6,674   4,700,000  SH        Sole        n/a       4,700,000
ALNYLAM PHARMACEUTICALS INC     COM            02043Q107     7,989     980,231  SH        Sole        n/a         980,231
AMAG PHARMACEUTICALS INC        COM            00163U106     9,408     497,500  SH        Sole        n/a         497,500
AMEDISYS INC                    COM            023436108     3,566     326,859  SH        Sole        n/a         326,859
ANTHERA PHARMACEUTICALS INC     WARRANT        03674U102     1,318     400,000      CALL  Sole        n/a         400,000
AUXILIUM PHARMACEUTICALS INC    COM            05334D107    23,208   1,164,500  SH        Sole        n/a       1,164,500
BOSTON SCIENTIFIC CORP          COM            101137107    32,040   6,000,000  SH        Sole        n/a       6,000,000
CARDIONET INC                   COM            14159L103     5,608   2,366,412  SH        Sole        n/a       2,366,412
CAREFUSION CORP                 COM            14170T101    19,057     750,000  SH        Sole        n/a         750,000
CELGENE CORP                    RIGHTS         151020112     1,329     949,358      CALL  Sole        n/a         949,358
COMMUNITY HEALTH SYS INC NEW    COM            203668108     6,980     400,000  SH        Sole        n/a         400,000
CONCEPTUS INC                   COM            206016107    25,733   2,035,862  SH        Sole        n/a       2,035,862
CROSS CTRY HEALTHCARE INC       COM            227483104     3,052     549,915  SH        Sole        n/a         549,915
DYNAVAX TECHNOLOGIES CORP       COM            268158102     4,150   1,250,000  SH        Sole        n/a       1,250,000
DYNAVAX TECHNOLOGIES CORP       WARRANT        268158102     3,335   1,735,500      CALL  Sole        n/a       1,735,500
HCA HOLDINGS INC                COM            40412C101    33,045   1,500,000  SH        Sole        n/a       1,500,000
HEARTWARE INTL INC              COM            422368100    23,287     337,497  SH        Sole        n/a         337,497
LIFE TECHNOLOGIES CORP          COM            53217V109    31,128     800,000  SH        Sole        n/a         800,000
LIFEPOINT HOSPITALS INC         COM            53219L109    22,290     600,000  SH        Sole        n/a         600,000
LILLY ELI & CO                  COM            532457108    12,468     300,000  SH        Sole        n/a         300,000
LILLY ELI & CO                  COM            532457108    41,560   1,000,000      CALL  Sole        n/a       1,000,000
MASIMO CORP                     COM            574795100    18,685   1,000,000  SH        Sole        n/a       1,000,000
MYLAN INC                       COM            628530107    21,460   1,000,000  SH        Sole        n/a       1,000,000
NATUS MEDICAL INC DEL           COM            639050103    19,452   2,062,788  SH        Sole        n/a       2,062,788
RITE AID CORP                   COM            767754104    11,415   9,059,320  SH        Sole        n/a       9,059,320
SANOFI                          ADR            80105N105    27,405     750,000  SH        Sole        n/a         750,000
SEQUENOM INC                    COM            817337405     1,112     250,000  SH        Sole        n/a         250,000
SONOSITE INC                    COM            83568G104    31,648     587,603  SH        Sole        n/a         587,603
STRYKER CORP                    COM            863667101     7,015     141,126  SH        Sole        n/a         141,126
STRYKER CORP                    COM            863667101    12,428     250,000      CALL  Sole        n/a         250,000
TELEFLEX INC                    COM            879369106     9,193     150,000  SH        Sole        n/a         150,000
TENET HEALTHCARE CORP           COM            88033G100    36,423   7,100,000  SH        Sole        n/a       7,100,000
TEVA PHARMACEUTICAL INDS LTD    COM            881624209    44,396   1,100,000  SH        Sole        n/a       1,100,000
TEVA PHARMACEUTICAL INDS LTD    COM            881624209    20,180     500,000      CALL  Sole        n/a         500,000
UNIVERSAL AMERN CORP NEW        COM            91338E101    18,686   1,470,198  SH        Sole        n/a       1,470,198
VANGUARD HEALTH SYS INC         COM            922036207    27,486   2,689,400  SH        Sole        n/a       2,689,400
VIROPHARMA INC                  RIGHTS         928241108       283     968,341      CALL  Sole        n/a         968,341
VIROPHARMA INC                  RIGHTS         928241108         0     968,341      CALL  Sole        n/a         968,341
WALGREEN CO                     COM            931422109    24,795     750,000  SH        Sole        n/a         750,000
WARNER CHILCOTT PLC IRELAND     COM            G94368100     5,511     364,272  SH        Sole        n/a         364,272
WORLD HEART CORP                COM            980905400       361   1,639,345  SH        Sole        n/a       1,639,345
WRIGHT MED GROUP INC            COM            98235T107    24,111   1,461,253  SH        Sole        n/a       1,461,253
ZIMMER HLDGS INC                COM            98956P102    16,026     300,000  SH        Sole        n/a         300,000
